The Florida TaxFree Funds

The Florida TaxFree Money Market Fund
The Florida TaxFree ShortTerm Fund


Distributor:
William R. Hough & Co.
100 Second Avenue South, Suite 800
St. Petersburg, Florida  33701-4386
(800) 557-7555


Annual Report

April 30, 2002
This report must be preceded or accompanied by a current prospectus of The Florida TaxFree Funds.

CONTENTS


        President's Message                     1

	The Florida TaxFree Money Market Fund Statement of Investments
		Variable Rate Demand Notes	3
                Municipal Bonds                 5

	The Florida TaxFree ShortTerm Fund Statement of Investments
		Variable Rate Demand Notes	12
                Municipal Bonds                 12

 	Statements of Assets and Liabilities	18

        Statements of Operations                19

	Statements of Changes in Net Assets	20

        Notes to Financial Statements           21

	Report of Independent Accountants	27

PRESIDENT'S MESSAGE

Dear Shareholder:

	We are pleased to present the Annual Report on The Florida TaxFree Funds. We at The Hough Group of Funds continue to believe that both of The Florida TaxFree Funds represent prudent investments for investors who seek to reduce their federal income and Florida Intangible Tax liabilities.

The Florida TaxFree Money Market Fund

Total net assets of the Fund were $166.8 million as of April 30, 2002. This compares with $152.3 million on April 30, 2001.

We are pleased to report that based on total return for the year ending April 30, 2002, The Florida TaxFree Money Market Fund was ranked in the top 6% out of a total of approximately 198 tax-free state-specific funds tracked by IMoneyNet Inc. (formerly IBC Financial Data, Inc.), a respected mutual fund performance and statistical reporting company. Rankings by iMoney Net for periods ending April 30, 2002 are as follows:

     1-year total return...10th out of 198,   3-year total return...
     5th out of 198,   5-year total return...3rd out of 198

The 7-day average yield of the Fund was 1.31% as of April 30, 2002.
For investors in the 36% federal tax bracket who have Florida intangible assets of $200,000 or more, the tax equivalent yield was 2.15%. Had certain fees and expenses not been reimbursed by the adviser, the yield and ranking would have been lower. Past performance, however, is no guarantee of future results.

The Florida TaxFree ShortTerm Fund

As of April 30, 2002, total net assets for the Fund were $22.4 million. The portfolio had a dollar-weighted average maturity of 2.56 years and a 30-day SEC yield of 2.68% on April 30, 2002. This yield equates to a tax equivalent yield of 4.28% for a Floridian in the 36% federal tax bracket with Florida intangible assets of $200,000 or more.

 The Florida TaxFree ShortTerm Fund is a variable net asset value mutual fund, and therefore the value of shares fluctuates with the movements of the short-term municipal bond market. Over the past year, the Federal Open Market Committee has lowered the overnight federal funds rate. The lower interest rate environment has been beneficial to The Florida TaxFree ShortTerm Fund and has contributed to a 4.77% cumulative total return for the 12-month period ended April 30, 2002. The main reason for this is the inverse relationship between interest rates and bond prices. As interest rates fall, there is generally a rise in bond prices. This relationship also usually holds true for tax-free municipal bond funds; as interest rates decrease, the net asset value (NAV) rises and a fund's total return increases. While the equity markets have been volatile over the past 12 months, the municipal bond market has shown strength and has provided solid returns for investors. The net asset value per share was $10.14 on April 30, 2002, compared with $10.09 on April 30, 2001.

The cumulative total return on the Fund since its inception
November 22,1993 through April 30, 2002 was 43.77%. This represents a return of 4.40% on an annualized basis. As shown on the accompanying chart, another way of illustrating this return since inception would be that $10,000 invested on November 22, 1993 would have grown to $14,377 on April 30, 2002, including reinvestment of all distributions.


The Florida Intangible Tax

The Florida intangible tax is assessed against intangible assets such as stocks, bonds, and mutual funds as of January 1 each year.

Each of The Florida TaxFree Funds will ordinarily invest at least 80% of its assets in Florida municipal obligations. While state-specific tax-free funds can invest up to 20% in out-of-state issues, your Funds' portfolio management committee intends to keep the Funds completely exempt from the Florida Intangible Tax by investing in only Florida or other exempt issues at the appropriate time.

We appreciate your investment in The Florida TaxFree Funds and urge you to contact us at 1-800-557-7555 whenever we can be of assistance.

Sincerely,
W. Robb Hough, Jr.
President
The Hough Group of Funds


THE FLORIDA TAXFREE MONEY MARKET FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002

Variable Rate Demand Notes              Principal                 Value
                                        Amount
Florida (31%)  (a)

Alachua, FL, IDB, (Sabine Inc., Project), 1.80%, 09/01/15,
SunTrust Bank, N.A., LOC                $1,400,000                $1,400,000

Collier County, FL HFA, Housing RB, (River Reach), 1.80%, 12/01/15, Banco
Santander Central Hispano, LOC          4,050,000                 4,050,000

Collier County, FL IDA, IDB, (Redlands Christian Migrant Association, Inc., Project), 1.75%, 12/01/26,
Bank of America, N.A., LOC              4,400,000                 4,400,000

Eustis, FL Health Facilities Auth, Hospital RB, (Waterman Medical Center),
1.70%, 12/01/15, SunTrust Bank, N.A.,   2,140,000                 2,140,000

Florida Development Finance Corp, IDB, (Charlotte Community Project), Series A-3, 1.75%, 02/01/21,
SunTrust Bank, N.A., LOC                1,550,000                 1,550,000

Florida HFA, Housing RB, (Lakes of Northdale Project), Series D, 1.80%,
06/01/07, SouthTrust Bank of AL, LOC    2,065,000                 2,065,000

Florida HFA, Housing RB, (Town Colony Development), 1983 Series E, 1.75%,
12/01/05, Credit Suisse First Boston,   1,885,000                 1,885,000

Florida Local Government Finance Auth, IDB, (Lake Wales Medical Centers Project), Series A, 1.90%, 03/01/15,
First Union National Bank, LOC          910,000                   910,000

Gulf Breeze, FL, Hospital RB, (Heritage Healthcare Project),1.83%, 01/01/24,
Anchor National Life Insurance Co.,     3,400,000                 3,400,000

Jacksonville, FL Electric Auth, Electric Util RB, Series B, 1.70%, 10/01/30,
Bank of America, SPBA                   500,000                   500,000

Jacksonville, FL Electric Auth, Electric Util RB, Series C, 1.70%, 10/01/30,
Dexia Credit Local de France, SPBA      1,500,000                 1,500,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series D, 1.75%, 04/01/20,
SunTrust Bank, N.A., Liquidity          1,800,000                 1,800,000

Lee County, FL Hospital Board of Directors, Hospital RB, (Lee Memorial Hospital), Series 1995A, 1.75%, 04/01/25,
SunTrust Bank, N.A., Liquidity          2,000,000                 2,000,000

Lee County, FL HFA, Housing RB, (University Club Apartments), 1.77%,
05/15/35, SouthTrust Bank, N.A., LOC    800,000                   800,000

Martin County, FL, Pollution Control RB, (Florida Power & Light),
Series 2000, 1.75%, 07/15/22            1,500,000                 1,500,000

Martin County, FL, Solid Waste RB, (Florida Power & Light), 1.85%,
01/01/27                                2,000,000                 2,000,000

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health Systems/Sunbelt Obligated Group), Floater Certificates - Series 171,
Series A, 1.88%, 11/15/14, FSA Insured, Morgan Stanley Dean Witter,
Liquidity Facility                      6,035,000                 6,035,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Bethesda Healthcare System Project), 1.75%, 12/01/31,
SunTrust Bank, LOC                      2,000,000                 2,000,000

Palm Beach County, FL, Public Improv RB, (Jewish Community Campus Project), 1.65%, 03/01/30, The Northern Trust
Company, LOC                            1,000,000                 1,000,000

Palm Beach County, FL, Hospital RB, (Hospice of Palm Beach County, Inc. Project), Series 2001, 1.70%, 10/01/31, The Northern Trust
Company, LOC                            1,000,000                 1,000,000

St. Lucie County, FL, Pollution Control, (Florida Power & Light), 1.75%,
09/01/28                                1,000,000                 1,000,000

St. Lucie County, FL, IDB, (Freedom Plastics FL Project), 1.80%, 11/01/20,
LaSalle Bank, N.A., LOC                 2,500,000                 2,500,000

St. Petersburg, FL Health Facilities Auth, Hospital RB, (Menorah Manor Project), Series 1997, 1.75%, 07/01/27, SunTrust Bank,
Tampa Bay, LOC                          700,000                   700,000

St. Petersburg, FL, Public Improv RB, (Florida International Museum Project), Series 1997A, 1.70%, 10/01/17, SunTrust Bank,
Tampa Bay, LOC                          4,080,000                 4,080,000

Southeast Volusia, FL Hospital District, Hospital RB, (Bert Fish Medical Center), 1.80%, 05/01/22, SouthTrust Bank of
Alabama, N.A., LOC                      600,000                   600,000

Sumter County, FL IDA, IDB, (Great Southern Wood, FL, Inc.), 1.95%,
04/01/05, SouthTrust Bank, LOC          250,000                   250,000
Non-Florida (6%)  (a)


Non-Florida (6%) (a)

Livonia, MI Economic Development Auth, IDB, (Foodland Distribution Project), Series A, 1.85%, 12/01/11,
Comerica Bank, LOC                      1,800,000                 1,800,000

Michigan State Strategic Fund, IDB, (Detroit Symphony Project), Series B, 1.70%, 06/01/31,
Michigan National Bank, LOC             1,300,000                 1,300,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square),Series A, 1.85%,
09/01/30, Fleet Bank, LOC               2,945,000                 2,945,000

Providence, RI Housing Auth, Housing RB, (Cathedral Square), Series B, 1.85%,
09/01/17, Fleet Bank, LOC               1,435,000                 1,435,000

Puttable Floating Rate Option Tax Exempt Receipts, Housing RB, Series PPT-1001, 1.71%, 03/01/40,
Merrill Lynch, Liquidity                2,500,000                 2,500,000


Total Variable Rate Demand Notes (Cost $61,045,000)               $61,045,000

Municipal Bonds                         Principal                 Value
Florida (60%)  (a)                      Amount


Alachua County, FL, Public Improv RB, 4.00%, 08/01/02,
AMBAC Insured                           $100,000                  $100,446

Atlantic Beach, FL, Public Improv RB, (Fleet Landing Project), Series A,
7.50%, 10/01/02, Escrowed to Maturity   100,000                   102,141

Broward County, FL, Sales Tax RB, Commercial Paper, 1.65%, 05/01/02, Dexia
Credit Local de France, LOC             1,500,000                 1,500,000

Cape Coral, FL Special Assessment RB, (Water Improvement Assessment - Orange
Area), 2.80%, 06/01/02, FSA Insured     100,000                   99,996

Cape Coral, FL, Special Assessment RB, (Wastewater Assessment - Green Area
2001), 2.90%, 07/01/02, FSA Insured     50,000                    50,000

Chicago, IL, GO Bonds, Tender Notes, 1.75%, 12/05/02, Mandatory
Tender @ 100, Landesbank
Hessen-Thuringen, LOC                   1,000,000                 1,000,000

Clearwater, FL, Water & Sewer RB, 5.00%, 12/01/02,
AMBAC Insured                           150,000                   152,854

Coral Springs, FL, Water & Sewer RB, Series 1992, 6.00%, 09/01/02,
Pre-refunded @ 102                      100,000                   103,210

Dade County, FL New Public Housing Auth, Housing RB, 6.00%,
05/01/02                                100,000                   100,000

Dade County, FL School District, GO Bonds, 6.875%, 08/01/02,
MBIA Insured                            350,000                   354,019

Dade County, FL, Water & Sewer RB, 4.50%, 10/01/02,
FGIC Insured                            100,000                   101,050

DeSoto County, FL, Public Improvement RB, 3.00%, 10/01/02,
MBIA Insured                            250,000                   251,626

Escambia County, FL HFA, Housing RB, (Single Family Mortgage),Series B, 2.20%, 05/03/03, GNMA/FNMA Collateralized, Mandatory Tender @ 100,
Bank of America, N.A., SBPA             1,000,000                 1,000,000

Escambia County, FL School Board, Certificates of Participation, 3.00%,
02/01/03, MBIA Insured                  1,230,000                 1,242,757

Escambia County, FL Utilities Auth, Water & Sewer RB, Series A, 6.30%,
01/01/03, Pre-refunded @ 102            245,000                   257,152

Escambia County, FL Utilities Auth, Solid Waste RB, (Sanitation System Rev),
6.00%, 01/01/03, Pre-refunded @ 102     1,700,000                 1,779,394

First Florida Governmental Financing Commission, IDB, 3.375%, 07/01/02,
AMBAC Insured                           800,000                   800,949

Florida HFA, Housing RB, Homeowner Mortgage, Series 1B, 4.85%,
07/01/02                                140,000                   140,388

Florida, State of, GO Bonds, (Pollution Control), Series Y, 5.90%, 07/01/02,
Escrowed to Maturity                    400,000                   402,856

Florida, State of, GO Bonds, (Pollution Control), Series Y, 6.40%, 07/01/02,
Pre-refunded @ 101                      450,000                   457,983

Florida, State of, GO Bonds, (Pollution Control), Series Y, 6.40%, 07/01/02,
Pre-refunded @ 101                      50,000                    50,797

Florida, State of, GO Bonds, (Jacksonville Transportation), Senior Lien,
6.40%, 07/01/02, Pre-refunded @ 101     300,000                   304,845

Florida, State of, GO Bonds, (Department of Transportation - Right of Way),
4.25%, 07/01/02                         250,000                   251,051

Florida State Board of Education, GO Bonds, (Capital Outlay), Series C,
5.40%, 06/01/02                         100,000                   100,207

Florida State Board of Education, GO Bonds, (Capital Outlay), 6.125%,
06/01/02, Pre-refunded @ 101            250,000                   253,344

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B,
5.30%, 06/01/02, Pre-refunded @ 101     100,000                   101,232

Florida State Board of Education, GO Bonds, (Capital Outlay), Series B,
6.00%, 06/01/02, Pre-refunded @ 101     335,000                   339,361

Florida State Board of Education, GO Bonds, (Capital Outlay), Series C,
4.80%, 06/01/02                         50,000                    50,126

Florida State Board of Education, GO Bonds, (Capital Outlay), Series A,
4.80%, 06/01/02, FGIC Insured           30,000                    30,051

Florida State Board of Education, GO Bonds, Series A, 5.20%,
01/01/03                                100,000                   102,290

Florida State Board of Education, GO Bonds, (Capital Outlay), Series F,
5.40%, 06/01/02                         500,000                   501,193

Florida State Board of Education, Higher Education RB, (Florida Atlantic University), 4.00%, 07/01/02,
FSA Insured                             190,000                   190,582

Florida State Board of Education, Public Improvement RB, (University System Improvement Revenue), Series 2001, 4.00%, 07/01/02,
FGIC Insured                            305,000                   306,281

Florida State Department of Environmental Protection, Excise Tax RB, (Florida Forever), Series A, 3.375%, 07/01/02,
MBIA Insured                            1,330,000                 1,334,091

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.00%,
07/01/02, FGIC Insured                  100,000                   100,272

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources - Preservation 2000), Series A, 5.90%, 07/01/02,
Pre-refunded @ 101                      100,000                   100,532

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources- Preservation 2000),
Series A, 5.90%, 07/01/02, MBIA Insured 100,000                   101,543

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Natural Resources - Preservation 2000), Series A, 6.25%, 07/01/02,
Pre-refunded @ 101                      225,000                   228,550

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection-Save Our Coast),
4.30%, 07/01/02, AMBAC Insured          200,000                   200,721

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.50%,
07/01/02, MBIA Insured                  100,000                   100,371

Florida State Division of Bond Finance, Public Improv RB, (Department of General Services, Department of Environmental Protection), Series A, 4.70%,
07/01/02, FSA Insured                   125,000                   125,367

Florida Local Government Commission, Commercial Paper, (Florida Association of Counties Pooled Program), 1.40%, 08/08/02, First Union
National Bank, LOC                      3,569,000                 3,569,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 1.75%, 06/12/02, First Union
National Bank, LOC                      1,935,000                 1,935,000

Florida Local Government Commission, Commercial Paper, (Florida Pooled Program), Series B, 1.75%, 06/04/02, First Union
National Bank, LOC                      100,000                   100,000

Florida State Municipal Power Agency, Electric Utility RB, (Stanton II Project), 6.50%, 10/01/02,
Pre-refunded @ 102                      100,000                   103,988

Florida State Municipal Power Agency, Electric Utility RB, (All-Requirements Power), 6.25%, 10/01/02,
Pre-refunded @ 102                      40,000                    41,494

Florida State Turnpike Auth, Transportation RB, (Department of
Transportation), Series A, 4.90%, 07/01/02,
FGIC Insured                            25,000                    25,065

Florida State Turnpike Auth, Transportation RB, Series A, 6.35%, 07/01/02,
Pre-refunded @ 101                      65,000                    66,022

Florida State Turnpike Auth, Transportation RB, Series B, 4.25%, 07/01/02,
FGIC Insured                            300,000                   300,686

Florida State Turnpike Auth, Transportation RB, (Department of
Transportation), Series B, 5.00%,
07/01/02                                300,000                   301,633

Fort Lauderdale, FL, GO Bonds, (Park Improvement Project), 4.80%,
07/01/02                                100,000                   100,412

Fort Myers, FL, Water & Sewer RB, Series A, 4.80%, 10/01/02,
FGIC Insured                            100,000                   101,259

Fort Walton Beach, FL, Public Improv RB, Series A, 4.30%, 07/01/02, AMBAC
Insured                                 50,000                    50,198

Gainesville, FL Utility System, Water & Sewer RB, Series A, 6.50%, 10/01/02,
Pre-refunded @ 102                      475,000                   493,050

Gainesville, FL Utility System, Water & Sewer RB, Series A, 6.50%, 10/01/02,
Pre-refunded @ 102                      500,000                   520,334

Gainesville, FL Utility System, Electric Util RB, CP Notes, Series C, 1.15%,
05/15/02, Bayerische Landesbank, LOC    1,883,000                 1,883,000

Hillsborough County, FL Aviation Auth, Transportation RB, Series A, 4.10%,
10/01/02, FGIC Insured                  100,000                   100,766

Hillsborough County, FL HFA, Housing RB, (Single Family Mortgage),
Series A-2, 2.85%, 08/01/02, GNMA/FNMA
Collateralized                          1,000,000               1,000,000

Homestead, FL, Public Improv RB, (Special Insurance Assessment), 5.125%,
09/01/02, Escrowed to Maturity          100,000                   100,976

Inland Protection Financing Corp, FL, Public Improv RB, 5.00%, 07/01/02,
FSA Insured                             150,000                   150,527

Jacksonville, FL Electric Auth, Water & Sewer RB, CP Notes, Series D, 1.15%,
05/13/02, Dexia Credit Local, SBPA      5,000,000                 5,000,000

Jacksonville, FL Electric Auth, Electric Util RB, (Scherer 4 Project), Series A, 4.90%, 10/01/02,
Pre-refunded @ 101                      500,000                   510,417

Jacksonville, FL, Public Improvement RB, (Excise Tax), Series A, 3.50%,
10/01/02, FGIC Insured                  150,000                   150,741

Jacksonville, FL, GO Bonds, (Commercial Paper Program), 1.55%, 06/10/02, Morgan Guaranty, Bayerische Landesbank Girozentrale,
SunBank, LOC                            10,000,000                10,000,000

Jacksonville, FL, Commercial Paper, (Florida Power & Light), Series 1992,
1.35%, 05/22/02                         5,300,000                 5,300,000

Kissimmee, FL Utility Auth, Electric Util RB, 4.30%, 10/01/02,
AMBAC Insured                           100,000                   100,849

Kissimmee, FL Utility Auth, Electric Util RB, 3.50%, 10/01/02,
AMBAC Insured                           790,000                   794,622

Kissimmee, FL Utility Auth, Electric Util RB, Commercial Paper,
Series 2000B, 1.25%, 05/16/02, Bank of Nova Scotia,
Liquidity                               3,000,000                 3,000,000

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                  200,000                   202,022

Lee County, FL HFA, Housing RB, Single Family Mortgage, Series A, 2.30%, 10/25/02, Mandatory Tender @ 100,
Trinity Plus Funding, GIC               800,000                   800,000

Lee County, FL HFA, Housing RB, (Floater - PT-611), 1.85%, 03/06/03, Mandatory Tender @ 100, Banco Santander Central Hispano,
S.A., Liquidity                         5,220,000                 5,220,000

Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/03,
FSA Insured                             3,760,000                 3,826,466

Marion County, FL, Public Improvement RB, 1.55%, 12/01/02,
MBIA Insured                            500,000                   500,000

Marion County, FL School District, GO Bonds, 5.25%, 08/01/02,
FSA Insured                             25,000                    25,139

Martin County, FL, GO Bonds, 4.55%, 08/01/02,
FGIC Insured                            100,000                   100,752

Martin County, FL, Water & Sewer RB, 3.50%, 10/01/02,
FGIC Insured                            120,000                   120,643

Martin County, FL, Public Improv RB, 2.20%, 10/01/02,
AMBAC Insured                           100,000                   100,000

Miami-Dade County, FL School Board, Certificates of Participation, Series B,
5.00%, 08/01/02, AMBAC Insured          150,000                   151,266

Miami-Dade, FL School District, Tax Anticipation Notes, 3.50%,
06/27/02                                2,500,000                 2,503,311

Miami, FL, GO Bonds, 6.00%, 08/01/02,
AMBAC Insured                           310,000                   313,501

Michigan State Building Auth, Public Improvement RB, Series I, 5.60%,
10/01/02, Pre-refunded @ 102            100,000                   103,655

Nassau County, FL, Public Improv RB, 4.00%, 05/01/02,
MBIA Insured                            295,000                   295,000


Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.00%, 08/01/02,
MBIA Insured                            250,000                   250,803

Orange County, FL, Commercial Paper, 1.20%, 05/07/02, Bank of America, N.A.,
Liquidity Facility                      5,000,000                 5,000,000

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102     115,000                   119,318

Orlando , FL Community Redevelopment Agency, Tax Increment RB, (Downtown District Project), 3.00%, 10/01/02,
AMBAC Insured                           490,000                   493,035

Orlando, FL Utilities Commission, Electric Util RB, 5.40%,
10/01/02                                100,000                   101,463

Orlando, FL Utilities Commission, Water & Electric RB, (CP Program), Series 1999 A, 1.20%, 05/03/02, Morgan Guaranty Trust Company of
New York, LOC                           5,000,000                 5,000,000

Orlando and Orange County, FL Expressway Auth, Transportation RB, Senior
Lien, 4.90%, 07/01/02, AMBAC Insured    185,000                   185,889

Osceola County, FL School Board, Certificates of Participation, Series A,
6.25%, 06/01/02, Pre-refunded @ 102     750,000                   767,123

Osceola County, FL School Board, Certificates of Participation, Series A,
3.55%, 06/01/02, AMBAC Insured          500,000                   500,524

Palm Beach County, FL HFA, Housing RB, Single Family Homeowner, Series A-2,
2.90%, 05/01/02                         365,000                   365,000

Palm Beach County, FL Health Facilities Auth, Hospital RB, (Pooled Hospital Loan Project), Commercial Paper, 1.55%, 05/14/02,
SunTrust Bank, LOC                      2,500,000                 2,500,000

Palm Beach County, FL School District, GO Bonds, 5.70%, 08/01/02, AMBAC
Insured                                 300,000                   302,606

Palm Beach County, FL Solid Waste Auth, Solid Waste RB, Series A, 4.70%,
10/01/02, AMBAC Insured                 250,000                   252,928

Palm Beach County, FL, Water & Sewer RB, 4.40%, 10/01/02,
MBIA Insured                            125,000                   126,375

Pasco County, FL School Board, Certificates of Participation, Series A,
6.30%, 08/01/02, Pre-refunded @ 100     565,000                   571,238

Pompano Beach, FL, GO Bonds, 4.30%, 07/01/02,
FGIC Insured                            100,000                   100,453

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series D, 1.85%, 06/15/02, National Rural Utilities Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                  1,000,000                 1,000,000

Putnam County, FL Development Auth, Pollution Ctrl RB, (Seminole Electric Cooperative, Inc.), Series H-4, 2.00%, 09/16/02, National Rural Utilities Cooperative Finance Corporation, GTY,
Mandatory Tender @ 100                  1,200,000                 1,200,000

Putnam County, FL School District, GO Bonds, 3.75%, 09/01/02,
FGIC Insured                            250,000                   251,365

Reedy Creek, FL Improvement District, GO Bonds, Series A, 3.80%, 06/01/02,
MBIA Insured                            100,000                   100,122

St. Lucie County, FL School Board, Certificates of Participation, Series B,
3.50%, 07/01/02, FSA Insured            250,000                   250,307

St. Lucie County, FL School Board, Certificates of Participation, Series C,
3.50%, 07/01/02, FSA Insured            635,000                   635,779

Sarasota County, FL, GO Bonds, 5.00%, 10/01/02,
FSA Insured                             375,000                   380,422

Sunshine State Governmental Financing Comm, Commercial Paper, Series A, 1.25%, 05/17/02, FGIC Insured, SBPA:
Bank of Nova Scotia                     4,539,000                 4,539,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series C, 1.60%, 07/11/02, FGIC Insured, SBPA:
Toronto-Dominion Bank                   1,330,000                 1,330,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series G, 1.35%, 06/07/02, MBIA Insured, SBPA: Landesbank Hessen-Thuringen
Girozentrale                            2,500,000                 2,500,000

Sunshine State Governmental Financing Comm, Commercial Paper, Series F, 1.30%, 06/11/02, AMBAC Insured, SBPA: Landesbank Hessen-Thuringen
Girozentrale                            1,500,000                 1,500,000

Tampa, FL, IDB, (Florida Aquarium Project), 7.75%, 05/01/02,
Pre-refunded @ 102                      2,000,000                 2,040,000

Tampa, FL, Hospital RB, (Allegany Health System - St. Mary's), 4.55%,
12/01/02, Escrowed to Maturity          100,000                   101,355

Tampa, FL, Water & Sewer RB, Series B, 5.00%, 10/01/02,
AMBAC Insured                           300,000                   303,655

Tampa, FL, Water & Sewer RB, Series B, 4.00%,
07/01/02                                1,000,000                 1,004,026

Tampa Palms, FL Community Development District, Special Assessment Bonds,
5.25%, 05/01/02, MBIA Insured           100,000                   100,000

Venice, FL, Public Improv RB, 3.00%, 07/01/02,
FGIC Insured                            510,000                   510,081

Volusia County, FL Educational Facilities Auth, Higher Education RB, (Embry-Riddle Aeronautical University), 6.625%, 10/01/02,
Pre-refunded @ 102                      110,000                   114,676

Wellington, FL, Public Improvement RB, (Public Service Tax Rev), 4.00%,
09/01/02, AMBAC Insured                 100,000                   100,579

Winter Haven, FL, Sales Tax RB, 3.00%, 10/01/02,
FGIC Insured                            100,000                   100,604

Non-Florida (3%)  (a)

Arizona State Transportation Board, Transportation RB, Sub-Series A, 4.40%,
07/01/02                                100,000                   100,379

Bartow County, GA, Public Improvement RB, (Sales Tax), 4.50%, 05/01/02,
MBIA Insured                            250,000                   250,000

DuPage, IL Forest Preservation District, GO Bonds, Series A, 4.90%,
11/01/02                                100,000                   101,597

Howard County, IN Redevelopment Auth, Public Improvement RB, (Economic Development Income Tax Lease), 4.90%, 06/15/02,
AMBAC Insured                           100,000                   100,349

Indiana Bond Bank, Anticipation Notes, (Advance Funding Program Notes)
Series 2002 A-1, 2.25%, 07/23/02        1,500,000                 1,503,156

Nassau County, NY, GO Bonds, Series U, 5.125%, 11/01/02,
AMBAC Insured                           100,000                   101,542

Puerto Rico, Commonwealth of, Public Improv RB, 5.60%, 07/01/02,
Pre-refunded @ 101.50                   300,000                   306,143

Rockdale County, GA Water & Sewer Auth, Water & Sewer RB, Series B, 5.00%,
07/01/02, MBIA Insured                  250,000                   251,463

Rockford, IL, GO Bonds, 5.20%, 12/15/02,
Pre-refunded @ 100                      200,000                   204,240

Virgin Islands Public Finance Auth, Public Improvement RB, (Matching Fund Loan Notes), Series A, 7.25%, 10/01/02,
Pre-funded @ 102                        1,000,000                 1,042,966

Washington State Public Power Supply System, Solid Waste RB, (Nuclear Project No. 1), Series A, 6.40%, 07/01/02,
Pre-refunded @ 102                      1,000,000                 1,027,583

Washoe County, NV, Hospital RB, (Washoe Medical Center Project), Series A,
5.35%, 06/01/02, AMBAC Insured          100,000                   100,239

Total Municipal Bonds (Cost $104,719,806)                    $104,719,806

Total Investments (100%) (Cost $165,764,806) (a)             $165,764,806



Summary of Ratings (Unaudited):
AAA/Equivalent 96%, AA/Equivalent 4%
Average Portfolio Maturity: 56.16 Days

(a) percentages indicated are based on investments.

AMBAC   Ambac Assurance Corporation
CP      Commercial Paper
FGIC	Financial Guaranty Insurance Corporation
FHA     Federal Housing Authority
FNMA    Federal National Mortgage Association
FSA     Financial Securities Assurance
GIC	Guaranteed Insurance Contract
GO	General Obligation
GNMA	Government National Mortgage Association

GTY	Guarantee
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
SBPA	Standby Bond Purchase Agreement
SFM     Single Family Mortgage



THE FLORIDA TAXFREE SHORTTERM FUND
STATEMENT OF INVESTMENTS
APRIL 30, 2002

Variable Rate Deman Notes               Principal                 Value
                                        Amount
Non-Florida (6%)  (a)

Los Angeles County, CA IDA, IDB, (353 Properties Ltd. Partnership), 2.60%, 12/01/05, Dai-Ichi Kangyo Bank Ltd.,
LOC                                     $300,000                  $300,000

Los Angeles County, CA IDA, IDB, (Walter & Howard Lim), 2.70%, 12/01/06,
Dai-Ichi Kangyo Bank, Ltd., LOC         1,000,000                 1,000,000

Total Variable Rate Demand Notes (Cost $1,300,000)                $1,300,000


Municipal Bonds
Florida (89%)  (a)

Bay Medical Center, FL, Hospital RB, (Bay Medical Center Project), 4.70%,
10/01/02, AMBAC Insured                 $100,000                  $101,209

Brevard County, FL Health Facilities Auth, Hospital RB, (Holmes Regional Medical Center Project), 5.30%,
10/01/02                                95,000                    96,290

Brevard County, FL, Water & Sewer RB, 5.85%, 03/01/04, Escrowed to
Maturity                                100,000                   106,056

Broward County, FL, GO Bonds, 4.75%, 01/01/06
                                        250,000                   258,500

Canaveral, FL, Transportation RB, 5.40%, 06/01/02,
FGIC Insured                            100,000                   100,293

Cape Coral, FL, Special Assessment RB, (Wastewater Assessment - Green Area),
4.40%, 07/01/06, FSA Insured            500,000                   522,560

Capital Projects Finance Auth, FL, Housing RB, (Capital Projects Loan Program - Florida Universities), Senior Series F-1, 4.50%, 10/01/06, MBIA
Insured                                 250,000                   258,785

Clay County, FL HFA, Single Family Mortgage RB, (Multi-County Program), 4.50%, 04/01/03, GNMA/FNMA
Collateralized                          215,000                   218,182

Clearwater, FL Housing Auth, Housing RB, (Hamptons Apartments), 8.25%,
05/01/04, Pre-refunded @ 103            600,000                   676,050

Collier County, FL School Board, Certificates of Participation, 4.50%,
02/15/06, FSA Insured                   205,000                   214,192

Crossings at Fleming Island Community Development District, FL, Special Assessment Bonds, Series B, 5.15%, 05/01/03,
MBIA Insured                            200,000                   206,292

Dade County, FL, GO Bonds, 5.25%, 11/01/04,
FGIC Insured                            50,000                    53,193

Dade County, FL, GO Bonds, 5.25%, 11/01/05,
FGIC Insured                            335,000                   360,058

Dade County, FL School Board, Certificates of Participation, Series B,
5.60%, 08/01/06, Pre-refunded @ 101     115,000                   127,306

Dade County, FL School District, GO Bonds, 5.00%, 08/01/05,
MBIA Insured                            100,000                   105,330

Escambia County, FL Health Facilities Auth, Hospital RB, (Azalea Trace, Inc.
Project), 5.25%, 01/01/03               300,000                   298,710

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital & Baptist Manor Project), 4.20%,
10/01/02                                165,000                   166,013

Escambia County, FL Health Facilities Auth, Hospital RB, (Baptist Hospital & Baptist Manor Project), 4.40%,
10/01/03                                210,000                   213,184

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 4.50%, 04/01/03,
GNMA Collateralized                     210,000                   213,186

Escambia County, FL HFA, Single Family Mortgage RB, (Multi-County Program),
4.10%, 04/01/04, GNMA Collateralized    135,000                   136,906

Escambia County, FL Utilities Auth, Water & Sewer RB, 3.90%, 01/01/03, FSA
Insured                                 100,000                   101,306

First Florida Governmental Financing Commission, Public Improv RB, 4.20%,
07/01/04, AMBAC Insured                 100,000                   103,509

Florida Development Finance Corporation, IRB, (FDFC Guaranty Program), 1997 Series B, 4.90%, 05/01/03,
AMBAC Insured                           40,000                    41,148

Florida HFA, General Mortgage RB, Series A, 5.75%, 06/01/02,
FHA Insured                             40,000                    40,111

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.50%, 07/01/02,
Pre-refunded @ 101                      195,000                   198,545

Florida State, GO Bonds, (Pollution Ctrl), Series Y, 6.60%, 07/01/02,
Pre-refunded @ 101                      135,000                   137,476

Florida State Department of Transportation, GO Bonds, (Right of Way), 5.80%,
07/01/05, Pre-refunded @ 101            125,000                   137,209

Florida State Board of Education, GO Bonds, Capital Outlay, 8.40%,
06/01/07                                55,000                    64,813

Florida State Board of Education, GO Bonds, Series C, 5.40%,
06/01/03                                60,000                    62,222

Florida State Board of Education, GO Bonds, Series C, 6.625%, 06/01/02,
Pre-refunded @ 101                      100,000                   101,404

Florida State Board of Education, GO Bonds, Capital Outlay, Series C, 4.90%,
06/01/05                                100,000                   103,193

Florida State Board of Education, GO Bonds, Capital Outlay, Series E, 5.80%,
06/01/04, Pre-refunded @ 101            150,000                   161,574

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 5.25%,
06/01/04                                100,000                   105,449

Florida State Board of Education, GO Bonds, Series B, 6.00%, 06/01/02,
Pre-refunded @ 101                      85,000                    86,153

Florida State Board of Education, GO Bonds, Capital Outlay, Series A, 6.00%,
01/01/05                                100,000                   107,773

Florida State Board of Education, GO Bonds, Capital Outlay,
Series B, 4.625%, 01/01/07              300,000                   314,406

Florida State Board of Education, GO Bonds, Series A, 5.00%,
06/01/04                                200,000                   209,976

Florida State Board of Education, GO Bonds, Capital Outlay, Series B, 5.00%,
06/01/06                                365,000                   389,466

Florida State Board of Regents, Certificates of Participation, State University System, (FL Atlantic University Foundation, Inc.), 4.00%,
05/01/04, Asset Guaranty Insured        125,000                   128,207

Florida State Department of Transportation, Transportation RB, (Alligator
Alley), 6.25%, 07/01/06, FGIC Insured   100,000                   111,664

Florida State Department of Environmental Protection, Public Improv RB, (Preservation 2000), Series 2001A, 5.00%, 07/01/07,
FSA Insured                             250,000                   267,607

Florida State Division of Bond Finance, Department of General Services,
Public Improv RB, (Department of Environmental Protection - Preservation 2000),
Series A, 5.00%, 07/01/05, FGIC Insured 350,000                   371,381

Halifax, FL Hospital Medical Center, Hospital RB, Series A, 5.00%, 10/01/07,
MBIA Insured                            440,000                   467,531

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment),
4.45%, 03/01/04, FSA Insured            200,000                   206,846

Hillsborough County, FL, Water & Sewer RB, (Capacity Special Assessment),
4.50%, 03/01/06, FSA Insured            190,000                   198,685

Hillsborough County, FL HFA, Housing RB, Single Family Mortgage, Series A-1, 4.25%, 04/01/07,
GNMA/FNMA Collateralized                115,000                   115,960

Hillsborough County, FL, Water & Sewer RB, (Junior Lien), 5.00%, 08/01/06,
AMBAC Insured                           250,000                   267,402

Homestead, FL, Special Assessment RB, (Hurricane Andrew), 5.25%, 03/01/03,
Escrowed to Maturity                    140,000                   143,912

Indian Trace Community Development District, FL, Water Management-Special Benefit Bonds, Series A, 5.20%, 05/01/02,
MBIA Insured                            35,000                    35,000

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 5.15%, 10/01/02,
AMBAC Insured                           100,000                   101,443

Jacksonville, FL, Capital Improv RB, (Gator Bowl Project), 6.00%, 10/01/04,
Pre-refunded @ 101                      165,000                   180,226

Jacksonville, FL Electric Auth, Electric Util RB, Series 3-A, 4.50%,
10/01/05                                500,000                   523,970

Jacksonville, FL, Higher Education RB, (Edward Waters College Project), 3.60%, 10/01/06, Mandatory Tender @ 100, First Union
National Bank, LOC                      250,000                   250,000

Jacksonville, FL Health Facilities Auth, Hospital RB, (Charity Obligated Group), Series A, 5.00%, 08/15/03,
MBIA Insured                            300,000                   311,028

Jacksonville, FL Health Facilities Auth, Hospital RB, 7.375%, 07/01/02,
Pre-refunded @ 100                      50,000                    50,471

Jacksonville, FL Health Facilities Auth, Hospital RB, (National Benevolent Association-Cypress Village Florida Project), Series 2000A,
5.75%, 03/01/03                         125,000                   126,644

Jacksonville, FL Port Auth, Seaport RB, Series 2000, 4.70%, 11/01/06, MBIA
Insured                                 250,000                   262,063

Lafayette County, FL, Public Improv RB, Series 2000, 4.65%,
09/01/02                                70,000                    70,603

Lafayette County, FL, Public Improv RB, Series 2000, 4.90%,
09/01/04                                155,000                   161,460

Lakeland, FL, Hospital RB, (Lakeland Regional Medical Center), 4.20%,
11/15/02, MBIA Insured                  90,000                    91,179

Lauderhill, FL, Sales Tax RB, (Half Cent), 4.25%, 10/01/05,
FGIC Insured                            150,000                   156,280

Lee County, FL School District, GO Bonds, 5.20%,
07/01/07                                100,000                   104,892

Lee County, FL School Board, Certificates of Participation, Series A, 4.85%,
08/01/03, FSA Insured                   50,000                    51,722

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/04, FSA Insured            185,000                   193,998

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
4.75%, 11/01/05, FSA Insured            210,000                   221,178

Lee County, FL IDA, Water & Sewer RB, (Bonita Springs Utilities Project),
3.90%, 11/01/05, AMBAC Insured          295,000                   304,142

Lee County, FL Solid Waste System, Solid Waste RB, 5.25%, 10/01/07, MBIA
Insured                                 500,000                   530,495

Lee, FL Memorial Health System, Hospital RB, Series A, 4.00%, 04/01/07,
FSA Insured                             250,000                   254,485

Leesburg, FL, Hospital RB, (Leesburg Regional Medical Center), Series B,
5.30%, 07/01/03                         85,000                    87,133

Manatee County, FL HFA, Single Family Mortgage RB, Subseries 1, 5.375%,
05/01/02, GNMA Collateralized           25,000                    25,000

Martin County, FL Health Facilities Auth, Hospital RB, (Martin Memorial Medical Center), Series B, 5.25%, 11/15/07,
MBIA Insured                            250,000                   270,342

Miami Beach, FL Health Facilities Auth, Hospital RB, (South Shore Hospital),
Series A, 4.30%, 08/01/03, ACA Insured  260,000                   261,557

Miami-Dade County, FL Solid Waste System, Solid Waste RB, 4.20%, 10/01/05,
AMBAC Insured                           75,000                    77,995

Naples, FL, Hospital RB, (Naples Community Hospital, Inc. Project), 4.90%,
10/01/04, MBIA Insured                  200,000                   210,128

Naples, FL, Water & Sewer RB, 4.25%, 09/01/07
                                        250,000                   257,860

North Miami, FL Health Facilities Auth, Hospital RB, (Catholic Health Services Obligation Group), 5.10%, 08/15/04, SunTrust Bank, Central Florida,
LOC                                     190,000                   196,352

Northern Palm Beach County, FL Improvement District, Public Improv RB, (Water Control & Improvement - Unit Development 18), 4.30%, 08/01/05,
MBIA Insured                            50,000                    52,056

Orange County, FL Health Facilities Auth, Hospital RB, (Orlando Regional Healthcare), Series A, 6.25%, 10/01/07,
Escrowed to Maturity                    235,000                   268,088

Orange County, FL Health Facilities Auth, Hospital RB, (Adventist Health
System), 5.50%, 11/15/03                250,000                   258,875

Orange County, FL, Public Improv RB, (Tourist Development Tax), Series B,
6.50%, 10/01/02, Pre-refunded @ 102     25,000                    25,993

Osceola County, FL HFA, Multifamily Housing RB, (Tierra Vista Apartments Project), Series A, 4.85%, 06/01/03,
FSA Insured                             55,000                    55,970

Osceola County, FL, Sales Tax RB, 3.95%, 04/01/04,
FSA Insured                             150,000                   153,975

Osceola County, FL School Board, Certificates of Participation, Series A, (Four Corners Charter School), 5.00%, 08/01/05,
MBIA Insured                            215,000                   228,121

Palm Beach County, FL, Public Improv RB, (Criminal Justice Facilities),
5.375%, 06/01/07, FGIC Insured          250,000                   271,435

Palm Beach County, FL Health Facilities Auth, Hospital RB, (The Waterford
Project), Series 1997, 5.00%, 10/01/03  150,000                   149,028

Palm Beach, FL HFA, Housing RB, (Lake Crystal Apts Project), 4.20%,
12/01/04, FHLMC Collateralized          130,000                   133,319

Pinellas County, FL HFA, Single Family Mortgage RB, Series 1997C, 4.60%,
09/01/02, GNMA Collateralized           95,000                    95,803

Pinellas County, FL Educational Facilities Auth, Higher Education RB,
(Eckerd College Issue), 6.25%, 08/01/02 25,000                    25,218

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Senior Lien, Series 1996A,
7.25%, 12/01/02                         120,000                   123,443

Pinellas County, FL Educational Facilities Auth, Industrial Development RB, (College Harbor Issue), Junior Lien, Series 1996B,
5.70%, 12/01/02                         65,000                    66,290

Pinellas County, FL HFA, Single Family Mortgage RB, (Multi-County Program), Series A, 3.70%, 09/01/06,
GNMA/FNMA Collateralized                100,000                   99,128

Plantation, FL, Public Improvement RB, 3.75%, 08/15/07,
FSA Insured                             250,000                   253,030

Plantation, FL, Water & Sewer RB, Zero Coupon, 03/01/03,
MBIA Insured                            40,000                    39,266

Pompano Beach, FL, Water & Sewer RB, 4.80%, 07/01/03,
FGIC Insured                            100,000                   103,172

Port St. Lucie, FL, Public Improv RB, (Local Option Gas Tax), 4.70%,
09/01/07, FGIC Insured                  350,000                   369,726

Reedy Creek, FL Improvement District, Public Improv RB, Series A, 5.00%,
06/01/07, AMBAC Insured                 135,000                   144,368

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, Escrowed to Maturity          25,000                    25,862

St. Lucie County, FL School Board, Certificates of Participation, 5.00%,
07/01/03, FSA Insured                   30,000                    31,003

St. Petersburg, FL Health Facilities Auth, Hospital RB, (All Children's Hospital), Series A, 6.30%, 11/15/04,
MBIA Insured                            50,000                    51,990

St. Petersburg, FL, Water & Sewer RB, (Utility Tax Revenue), 5.00%, 06/01/07,
AMBAC Insured                           250,000                   267,347

Sarasota County, FL, Public Improv RB, (Infrastructure Sales Surtax Rev),
3.80%, 09/01/04, FSA Insured            125,000                   128,592

Seminole County, FL School Board, Certificates of Participation, Series A,
6.125%, 07/01/04, Pre-refunded @ 102    185,000                   202,769

South Broward Hospital District, FL, Hospital RB, 4.95%, 05/01/03, AMBAC
Insured                                 50,000                    51,460

South Broward Hospital District, FL, Hospital RB, 5.05%, 05/01/04, AMBAC
Insured                                 100,000                   104,390

South Lake County, FL Hospital District, Hospital RB, (South Lake Hospital,
Inc.), 4.625%, 10/01/04                 65,000                    66,781

Sunrise, FL, Water & Sewer RB, Series A, 5.75%, 10/01/06,
Pre-refunded @ 101                      100,000                   111,673

Sunrise Lakes, FL, GO Bonds, (Phase 4 Recreation Dist), 4.125%, 08/01/04,
AMBAC Insured                           100,000                   103,478

Tallahassee, FL, Electric Util RB, Series A, 4.00%, 10/01/04,
FSA Insured                             100,000                   103,439

Turtle Run, FL Community Development District, Special Assessment RB, (Water Management Benefit), 5.00%, 05/01/05,
MBIA Insured                            210,000                   222,190

Venice, FL, Hospital RB, (Bon Secours Health System Project), 5.10%, 08/15/05,
MBIA Insured                            100,000                   106,418

Volusia County, FL Health Facilities Auth, Hospital RB, (John Knox Project), Series A, 5.50%, 06/01/05, Asset
Guaranty Insured                        300,000                   319,707

West Orange, FL Healthcare District, Hospital RB, Series 1999A, 5.00%,
02/01/04                                250,000                   255,895

Non-Florida (5%)  (a)


Puerto Rico Electric Power Auth, Electric Util RB, Series X, 4.75%,
07/01/02, MBIA Insured                  75,000                    75,382

Rockford, IL School District No. 205, Tax Anticipation Warrants, 3.40%,
10/30/02                                500,000                   503,995

Virgin Islands Port Auth, Transportation RB, (Rohlsen Terminal), Series
1998A, 4.35%, 09/01/03                  455,000                   461,541


Total Municipal Bonds (Cost $20,271,380)                        $20,655,085

Total Investments (100%) (Cost $21,571,380) (a)                 $21,955,085

Summary of Ratings (Unaudited): AAA/Equivalent 69%, AA/Equivalent 12%, A/Equivalent 5%, BBB/Equivalent 10%, Other 4%
Average Portfolio Maturity:  2.56 Years

(a)  Percentages indicated are based on investments.

AMBAC	Ambac Assurance Corporation
CP      Commercial Paper
FGIC	Financial Guaranty Insurance Corporation
FHA     Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Securities Assurance
GO	General Obligation
GNMA	Government National Mortgage Association
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
RB	Revenue Bond
SBPA    Standby Bond Purchase Agreement
SFM     Single Family Mortgage



THE FLORIDA TAXFREE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2002

                                        Money Fund              ShortTerm Fund
ASSETS

Investments in securities, at value
(cost $165,764,806 and $21,571,380
respectively)

Cash                                    $165,764,806            $21,955,085

Receivables:                            401,600                 463,984
     Interest                           797,526                 267,898
     Fund shares sold                   109,067                 --
          Total assets                  167,072,999             22,686,967

LIABILITIES

Payable for investment securities
purchased                               --                      251,972

Dividend payable                        168,949                 62,614

Funds advanced by manager               56,079                  7,192
           Total liabilities            225,028                 321,778

NET ASSETS

Paid in capital                         166,804,205             21,923,758
Net unrealized appreciation of
investments                             --                      383,705
Accumulated net realized gain           43,766                  57,726

Net assets                              $166,847,971            $22,365,189

Number of shares outstanding            166,951,028             2,206,009

Net asset value, offering price and
redemption price per share              $ 1.00                 $ 10.14


THE FLORIDA TAXFREE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2002

                                        Money Fund              ShortTerm Fund
INVESTMENT INCOME

Income:
        Interest                        $ 3,755,658             $ 1,050,972

Expenses:
Distribution and service fees
(Note 2)                                108,504                 21,260
Investment advisory fee (Note 2)        839,511                 152,946
Custodian fees (Note 3)                 26,954                  10,733
Transfer agency fees and expenses
(Note 2)                                108,846                 16,655
Printing costs                          6,573                   553
Professional fees                       17,724                  14,232
Insurance                               2,600                   458
Registration and filing fees            40,806                  17,949
Trustees' fees and expenses             7,560                   2,240
Other expenses                          15,539                  35,341
      Total expenses                    1,174,617               272,367
Expense reimbursements and fee
reductions (Note 2)                     (503,009)               (169,943)
Custodian fees paid indirectly (Note 3) --                      (460)
      Net expenses                      671,608                 101,964
Net investment income                   $ 3,084,050             $ 949,008


REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments        $ 49,175                $ 173,217
Unrealized appreciation on investments  --                      104,757
Net realized and unrealized gain on
investments                             49,175                  277,974
Increase in net assets from operations  $ 3,133,225             $ 1,226,982


THE FLORIDA TAXFREE FUNDS
STATEMENT OF CHANGES IN NET ASSETS

                    Money Fund                      ShortTerm Fund
         Year                   Year            Year                Year
         Ended                  Ended           Ended               Ended
         4/30/02                4/30/01         4/30/02             4/30/01

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income
        $ 3,084,050             $ 5,287,338     $ 949,008       $ 1,267,208

   Net realized gain on
     Investments
        49,175                  14,460          173,217         11,125

   Unrealized appreciation of
     Investments
        --                      --              104,757         728,822

   Increase in net assets from operations
        3,133,225               5,301,798       1,226,982       2,007,155


Distributions to shareholders from:
   Net investment income
        (3,084,050)             (5,287,338)     (949,008)       (1,267,208)

   Net realized gains
        --                      --              (105,789)       --

Fund share transactions (Note 4)
        14,457,02               15,275,835     (6,291,399)     (5,034,049)

   Net increase (decrease) in net assets
        14,506,200              15,290,295      (6,119,214)     (4,294,102)

Net Assets:

   Beginning of year
        152,341,771             137,051,476     28,484,403      32,778,505

   End of year
        $166,847,971            $152,341,771    $22,365,189     $28,484,403


THE FLORIDA TAXFREE FUNDS
NOTES TO FINANCIAL STATEMENTS

1.  Summary of Accounting Policies

The Florida TaxFree Money Market Fund (the "Money Fund") and The Florida TaxFree ShortTerm Fund (the "ShortTerm Fund") are series of The Hough Group of Funds (the "Trust") which was organized as a Massachusetts Business Trust on July 22, 1993. The Trust is registered as an open-end non-diversified management investment company and commenced operations on November 22, 1993. Both Funds seek a high level of current interest income, exempt from federal income tax, as is consistent with the preservation of capital and liquidity, and both are intended to be exempt from Florida intangible property tax. Each Fund is considered to be a separate entity for financial reporting and tax purposes. Their financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

Valuation of Securities
For the Money Fund, investments are stated at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized to the maturity of the instrument.
For the ShortTerm Fund, municipal obligations are stated on the basis of valuations provided by an independent pricing service approved by the Board of Trustees, which considers information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Variable Rate Demand Notes
The Funds have invested in certain variable interest demand notes which are redeemable at specified intervals upon demand. The securities are secured as to principal and interest by bank letters of credit or corporate or insurance company guarantees. The maturity of these instruments for the purpose of calculating the portfolio's weighted average maturity is considered to be the greater of the period until the interest rate is adjusted or until the principal can be recovered by demand.

Securities Traded on a When-Issued Basis or Delayed Delivery Bonds
The Funds may trade on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

Federal Income Taxes
It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no provision for federal income tax is required.

Dividends and Distributions
Dividends from investment income (excluding realized gains and losses if any) are declared daily and paid monthly. Distributions of net realized gains, if any, on the sales of investments are recorded on the ex-dividend date, and are made after the close of the Fund's fiscal year and in November, December and/or January, as declared by the Board of Trustees. Dividends paid from net investment income for the year ended April 30, 2002 are exempt from federal income taxes. However, certain shareholders may be subject to the Alternative Minimum Tax (AMT).

General
Securities transactions are accounted for on the trade date (the date an order to buy or sell is executed). Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains or losses from securities transactions are recorded on the identified cost basis.

Expenses
Expenses arising in connection with each Fund are allocated directly to the respective Fund, if specifically identifiable. Other expenses are allocated between the Funds in proportion to the relative net assets of each Fund.

Accounting Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


2.  Investment Management Fees and Other Transactions with Affiliate

Under its investment advisory agreements, William R. Hough & Co. (WRH) provides the Funds with investment research, advice, and supervision, and manages the business affairs of each Fund. For these services, the Money Fund and ShortTerm Fund have agreed to pay WRH a monthly fee at an annual rate of .50% and .60%, respectively, of their average net assets. For the year ended April 30, 2002, management fees totaled $839,511 and $152,946 for the Money Fund and ShortTerm Fund, respectively. The Funds also compensate WRH for services provided under a Transfer Agency and Fund Accounting Agreement at the rate of $18 per account per year. During the year ended April 30, 2002, fees under this agreement amounted to $65,602 and $4,950 for the Money Fund and the ShortTerm Fund, respectively. However, these and all other expenses of the Funds were paid by WRH to the extent that they exceeded .40% of each Fund's average daily net assets.

The Funds have adopted Distribution and Service Plans (the "Plans") under Securities and Exchange Commission Rule 12b-1, which authorize each Fund to pay WRH up to .25% of its annual average net assets for shareholder support services or sales activities. The amounts reported as distribution and service fees in the Statements of Operations represent Fund distribution costs, such as advertising, printing, and dealer commissions, all of which were advanced on each Fund's behalf by WRH.

During the year ended April 30, 2002, the Money Fund and the ShortTerm Fund paid $737 and $2,056, respectively, to WRH for brokerage fees on executions of portfolio investment transactions.

Fees are paid to Trustees of the Trust at the rate of $1,200 per year plus $250 per meeting per trustee.


3.  Custodian Fees Paid Indirectly
For the year ended April 30, 2002, custodian fees were reduced by earnings credits of $460 on average daily cash balances for the ShortTerm Fund.

4.  Fund Shares
The Funds have authorized an unlimited number of shares at no par value. Transactions in Fund shares for the year's ended April 30, 2002 and 2001 are as follows:


        Money Fund*                              ShortTerm Fund

                                      Shares               Amount
  Year          Year            Year         Year      Year       Year
  Ended         Ended           Ended        Ended     Ended      Ended
  4/30/02       4/30/01         4/30/02      4/30/01   4/30/02    4/30/01

Sold
  428,171,372   388,616,538     1,698,475    1,744,054 17,238,730 17,406,009

Issued on reinvested dividends
  3,069,993     4,869,208       97,914       117,402   993,670    1,169,662

Redeemed
  (416,784,340) (378,209,911) (2,414,685) (2,366,644) (24,523,799) (23,609,720)

Net increase (decrease)
  14,457,025    15,275,835    (618,296)    (505,188)  (6,291,399)  (5,034,049)

*   All at $1.00 per share


5.  Investment Transactions
Purchases and sales/maturities of investment securities (excluding short-term securities) for the ShortTerm Fund for the year ended April 30, 2002 were $14,953,546 and $20,923,561, respectively.


6.  Federal Income Taxes
At April 30, 2002, the cost of securities for federal income tax purposes was approximately the same as that for financial reporting purposes. Market value includes net unrealized appreciation over tax cost of $383,705 for the Short Term Fund, which consists of aggregate gross unrealized appreciation and (depreciation) of $395,930 and ($12,225), respectively. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from that reflected in the accompanying financial statements.
The differences between book-basis and tax-basis distributions and undistributed gains are attributed primarily to dividends payable and distributions of short term capital gains.


For income tax purposes, distributions paid during the fiscal year ended April 30, 2002 were as follows:

Distributions paid from:

                                Money Fund      ShortTerm Fund
Ordinary Income                                 $6,753
Tax Exempt Income               $3,084,050      $949,008
Long-Term Capital Gains                         $99,036

As of April 30, 2002, the components of distributable earnings on a tax basis were as follows:
                                        Money Fund      ShortTerm Fund
Undistributed Ordinary Income           $43,766         $8,449
Undistributed Tax-Exempt Income         $168,949        $62,614
Undistributed Long Term Capital Gains                   $49,277

For the year ended April 30, 2002, the Money Fund and The ShortTerm Fund utilized net tax basis capital loss carryforwards of $5,409 and $9,702, respectively, to reduce distributable realized taxable gains.


7.  Financial Highlights
                               Money Fund

                        Year      Year     Year     Year      Year
                        Ended     Ended    Ended    Ended     Ended
                        4/30/02   4/30/01  4/30/00  4/30/99   4/30/98

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year
                        $1.00     $1.00    $1.00    $1.00     $1.00

Income from investment operations:
     Net investment income
                        0.019     0.036    0.032    0.030     0.034

Less distributions from:
     Net investment income
                        (0.019)   (0.036)  (0.031)  (0.030)   (0.034)

Return of capital
                        --        --       (0.001)  --        --


Total distributions
                        (0.019)   (0.030)  (0.032)  (0.030)   (0.034)

Net asset value, end of year
                        $1.00     $1.00    $1.00    $1.00     $1.00

Total return
                        1.89%     3.70%    3.26%    3.02%     3.50%

Ratios/supplemental data
Net assets at end of year (000's)
                        $166,848 $152,342  $137,051  $160,410  $149,361

Ratios to average daily net assets
  Expenses              .40%      .40%     .40%     .39%      .26%

  Expenses (before reimbursement)
                        .70%      .74%     .70%     .73%      .73%

  Net investment income
                        1.84%     3.63%    3.11%    2.96%     3.43%


7.  Financial Highlights (continued)

                            ShortTerm Fund

                        Year      Year     Year     Year      Year
                        Ended     Ended    Ended    Ended     Ended
                        4/30/02   4/30/01  4/30/00  4/30/99   4/30/98

Per share operating performance
(for a share outstanding throughout the year)

Net asset value, beginning of year
                        $10.09     $9.84    $10.11  $10.05     $9.95

Income from investment operations:
     Net investment income
                        0.38       0.41     0.41    0.40       0.42

     Net realized and unrealized gain (loss)
     on investments     0.10       0.25     (0.27)  0.06       0.10

     Total from investment operations
                        0.48       0.66     0.14    0.46       0.52

Less distributions:
     Net investment income
                        (0.38)     (0.41)   (0.40)  (0.40)    (0.42)

     Realized gains     (0.05)     --       --        --        --

     Return of capital
                         --        --       (0.01)    --        --
   Total distributions	(0.43)	     (0.41)	 (0.41)   (0.40)	 (0.42)
Net asset value, end of year
                        $10.14     $10.09   $9.84    $10.11    $10.05

Total return            4.77%      6.79%    1.39%    4.71%     5.23%

Ratios/supplemental data
Net assets at end of year (000's)
                        $22,365   $28,484  $32,779  $29,356  $22,953

Ratios to average daily net assets
  Expenses              .40%      .40%     .40%     .39%      .26%

  Expenses (before reimbursement)
                        1.07%      .92%     .91%    .93%      .93%

  Net investment income 3.73%      4.07%    3.97%    4.00%     4.20%

Portfolio turnover rate 62.1%      26.0%    32.2%    25.6%     40.2%


THE FLORIDA TAXFREE FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
The Florida TaxFree Funds

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Florida TaxFree Money Market Fund and The Florida TaxFree ShortTerm Fund (constituting The Hough Group of Funds, hereafter referred to as the "Fund") at April 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.
We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended April 30, 1999 were audited by other independent accountants whose report dated May 27, 1999 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
May 31, 2002



Interested Trustee

W. Robb Hough, Jr., age 49

Current Positions Held with the Funds:               President and Chairman

Term of Office and Length of Time Served: Indefinitely until successor is Elected. Chairman since November 1993; President since May 1996.

Principal Occupations During the Past Five Years:
President William R. Hough & Company

Number of Portfolios Overseen Within the Fund Complex:  2

Other Directorships Held Outside the Fund Complex:
President, William R.Hough & Co.


Independent Trustees

Daniel Calabria, age 67

Current Positions Held with the Funds:                  Trustee

Term of Office and Length of Time Served: Indefinitely until successor is Elected. Trustee since November 1993.

Principal Occupations During the Past Five Years: Consultant; Trustee for various mutual funds

Number of Portfolios Overseen Within the Fund Complex:  2

Other Directorships Held Outside the Fund Complex:  Trustee, IDEX
Mutual Funds and AEGON/Transamerica Series of Funds.


William C. James, age 75

Current Positions Held with the Funds:                  Trustee

Term of Office and Length of Time Served: Indefinitely until successor is elected. Trustee since November 1993.

Principal Occupations During the Past Five Years:  Retired/Private Investor

Number of Portfolios Overseen Within the Fund Complex:  2

Other Directorships Held Outside the Fund Complex:  None


James T. Lang, age 79

Current Positions Held with the Funds:                  Trustee

Term of Office and Length of Time Served: Indefinitely until successor is Elected. Trustee since November 1993.

Principal Occupations During the Past Five Years: Chief Financial Officer and Treasurer, World Trade Center Tampa Bay

Number of Portfolios Overseen Within the Fund Complex:  2

Other Directorships Held Outside the Fund Complex: Chief Financial Officer and Treasurer, World Trade Center Tampa Bay

Peter B. Wells, age 47

Current Positions Held with the Funds:  Trustee

Term of Office and Length of Time Served: Indefinitely until successor is Elected. Trustee since May 2000.

Principal Occupations During the Past Five Years: Certified Public Accountant, Wells, Houser, Schatzel and Thomas,P.A., formerly named Peel, Schatzel & Wells, P.A.

Number of Portfolios Overseen Within the Fund Complex:  2

Other Directorships Held Outside the Fund Complex: None





(This page is intentionally left blank.)